Equity (Deficit) - Summary of Government Contributions to Petroleos Mexicanos through the Ministry of Energy (Detail) - MXN ($) $ in Thousands					3 Months Ended	12 Months Ended
	Mar. 19, 2025	Feb. 19, 2025	Feb. 07, 2025	Jan. 10, 2025	Mar. 31, 2025	Dec. 31, 2025
Federal budget
Disclosure of government contributions [line item]
Total					$ 80,002,573	$ 248,722,000
Strengthening of Financial Position One, January | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants				$ 20,382,300
Strengthening of Financial Position Two, January | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants				$ 1,803,442
Strengthening of financial position | Petróleos Mexicanos
Disclosure of government contributions [line item]
Proceeds from government grants	$ 19,284,494	$ 23,532,337	$ 15,000,000